Note 19 - Trade and Other Receivables - Analysis of Trade Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade and other receivables	$ 4,959	$ 3,119	$ 6,195	$ 5,929
Less: credit note provision	0	(7)	(2)	(30)
Total	$ 4,959	$ 3,112	$ 6,193	$ 5,899